Label	Element	Value
Innovator Equity Defined Protection ETF® - 1 Yr October | SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $6.70 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	101.00%
Innovator Equity Defined Protection ETF® - 1 Yr October | SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $666.22 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	4.90%
Innovator Equity Defined Protection ETF® - 1 Yr October | SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $709.68 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(6.10%)